Tax Rate Reconciliation (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Apr. 01, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Rate Reconciliation [Line Items]
U.S. statutory income tax rate			35.00%		35.00%		35.00%
State and local taxes, net of federal benefits			1.70%	[1]	(0.20%)	[1]	(2.30%)	[1]
Taxation of non-U.S. operations			5.60%	[2],[3],[4],[5]	2.70%	[2],[3],[4],[5]	8.20%	[2],[3],[4],[5]
Tax settlements and resolution of certain tax positions			(4.10%)	[6]	(2.40%)	[6]	(18.70%)	[6]
U.S. healthcare legislation			(0.40%)	[7]	0.30%	[7]	12.00%	[7]
U.S. research and development tax credit and manufacturing deduction			(0.30%)	[8]	(2.30%)	[8]	(3.10%)	[8]
Non-deductible items			0.80%	[8]	2.10%	[8]	4.20%	[8]
All other-net			0.30%		1.90%		2.30%
Effective tax rate	27.10%	34.50%	38.60%		37.10%		37.60%

[1]	The rate impact of this component is influenced by the specific level of U.S. earnings in a specific year. In 2012, the increase in the impact of state taxes on the effective tax rate as compared to 2011 reflects an increase in state earnings. In 2011 and 2010, the rate impact reflects state losses in both years, with larger losses in 2010.
[2]	For taxation of non-U.S. operations, this rate impact reflects the income tax rates and relative earnings in the locations where we do business outside of the U.S., together with the cost of repatriation decisions, as well as changes in uncertain tax positions not included in the reconciling item called "Tax settlements and resolution of certain tax positions": (i) the jurisdictional location of earnings is a component of our effective tax rate each year as tax rates outside of the U.S. are generally lower than the U.S. statutory income tax rate. The rate impact of the jurisdictional location of earnings is influenced by the specific location of non-U.S. earnings and the level of such earnings as compared to our total earnings. This rate impact is then offset or more than offset by the cost of repatriation decisions and other U.S. tax implications of our foreign operations, which may significantly impact the taxation of non-U.S. operations; and (ii) the impact of changes in uncertain tax positions not included in the reconciling item called "Tax settlements and resolution of certain tax positions" is a component of our effective tax rate each year that can result in either an increase or decrease to our effective tax rate. The jurisdictional mix of earnings, which includes the impact of the location of earnings as well as repatriation costs, can vary as a result of the repatriation decisions and as a result of operating fluctuations in the normal course of business, the impact of non-deductible items and the extent and location of other income and expense items, such as restructuring charges, asset impairments and gains and losses on asset divestitures.
[3]	The rate impact of taxation of non-U.S. operations was an increase to our effective tax rate in all periods presented due to (i) the cost of repatriation decisions and other U.S. tax implications that more than offset the impact of the generally lower tax rates outside of the U.S.; (ii) the tax impact of non-deductible items in those jurisdictions; and (iii) the tax impact of changes in uncertain tax positions related to our non-U.S. operations.
[4]	The increase in the rate in 2012 as compared to 2011 is primarily due to increases in uncertain tax positions (see Note 7C. Tax Matters-Tax Contingencies, for current and prior period increases to uncertain tax positions), of which a significant portion relates to our non-U.S. operations. The decrease in the rate in 2011 as compared to 2010 is primarily due to changes in jurisdictional mix of earnings, as discussed above.
[5]	For all periods presented, in Singapore, our non-dedicated entities benefited from an incentive tax rate applicable to income from manufacturing and other operations (rate effective through 2016). In 2012, in Singapore, our dedicated entities benefited from an incentive tax rate applicable to certain earnings (rate effective from October 29, 2012 through October 29, 2016).
[6]	For a discussion about tax settlements and resolution of certain tax positions, see above in this Note 7A Tax Matters-Taxes on Income.
[7]	The decrease in the rate in 2012 primarily relates to the tax benefit recorded in connection with the establishment of deferred income tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage. The increase in the rate in 2010 is related to the write-off of deferred income tax assets related to the Medicare Part D subsidy for retiree prescription drug coverage resulting from the provision of the U.S. Healthcare Legislation.
[8]	We received no benefit from the U.S. research and development tax credit in 2012 as the credit expired on December 31, 2011 and was not extended until January 2013. In all years, we received a benefit from the U.S. manufacturing deduction. Non-deductible items include meals and entertainment expenses.